Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 152,430	$ 969,783
Cost of revenues		302,037	286,415
Gross (loss) profit		(149,607)	683,368
Operating expenses
Selling, general and administrative expenses		5,368,278	6,067,545
Research and development expenses		1,062,916	2,693,457
Stock-based compensation		1,635,708	7,036,778
Total operating expenses		8,066,902	15,797,780
Loss from operations		(8,216,509)	(15,114,412)
Other income (expense)
Interest income		185,481	187,817
Interest expense		(2,493,340)	(293,968)
Operating sublease income		65,900	107,150
Impairment loss			(110,125)
Investment loss			(7,446)
Gain (loss) on foreign exchange changes		22,690	(259,463)
Loss on investment in equity securities		(221,888)
Other income (expenses)		3,384	(24,149)
Total other income (expenses)		(2,437,773)	(400,184)
Loss before provision income tax		(10,654,282)	(15,514,596)
Provision for income tax expense		256,006	797,778
Net loss		(10,910,288)	(16,312,374)
Net loss attributable to noncontrolling interests		(394,632)	110,865
Net loss attributed to ABVC and subsidiaries		(10,515,656)	(16,423,239)
Foreign currency translation adjustment		(741)	(22,532)
Comprehensive loss		$ (10,516,397)	$ (16,445,771)
Net loss per share:
Basic (in Dollars per share)		$ (2.43)	$ (5.19)
Weighted average number of common shares outstanding(1):
Basic (in Shares)	[1]	4,335,650	3,166,460

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.